UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Grand-Jean Capital Management, Inc.

Address:   One Market-Steuart Tower
           Suite 2600
           San Francisco, CA 94105


Form 13F File Number: 28-11164


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Crystal Smolinski
Title:  Chief Compliance Officer
Phone:  (415) 512-5430

Signature,  Place,  and  Date  of  Signing:

/s/ Crystal Smolinski              San Francisco, CA                  5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              34

Form 13F Information Table Value Total:  $      257,333
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
Abbott Labs                  COM            002824100      434   12,300 SH       SOLE                 12,300      0    0
Abbvie Inc                   COM            00287Y109      522   12,799 SH       SOLE                 12,799      0    0
ADT Corp                     COM            00101J106     3436   70,215 SH       SOLE                 70,215      0    0
American International Group COM            26874784     14784  380,835 SH       SOLE                380,835      0    0
Amgen Incorporated           COM            31162100       264    2,580 SH       SOLE                  2,580      0    0
Apple Computer               COM            037833100     9180   20,738 SH       SOLE                 20,738      0    0
Arch Capital                 ORD            G0450A105    12028  228,808 SH       SOLE                228,808      0    0
BERKSHIRE HATHAWAY I         CL B           084670702    18073  173,443 SH       SOLE                173,443      0    0
Boeing Co.                   COM            09702315      6883   80,170 SH       SOLE                 80,170      0    0
Canadian Pacific Railway     COM            13645T100     8825   67,640 SH       SOLE                 67,640      0    0
Chevrontexaco Corp           COM            166764100      285    2,397 SH       SOLE                  2,397      0    0
Crown Holdings Inc           COM            228368106    15466  371,679 SH       SOLE                371,679      0    0
Dominion Diamond Corp.       COM            257287102     6539  400,400 SH       SOLE                400,400      0    0
Ensco International Inc.     COM            29358Q109      314    5,225 SH       SOLE                  5,225      0    0
Enstar Group                 COM            29358R107     5567   44,794 SH       SOLE                 44,794      0    0
Exxon Mobil Corp             COM            30231G102     1473   16,350 SH       SOLE                 16,350      0    0
General Electric             COM            369604103      213    9,200 SH       SOLE                  9,200      0    0
Goldman Sachs Group          COM            38141G104    13984   95,030 SH       SOLE                 95,030      0    0
Google Inc                   COM            38259P508    10246   12,901 SH       SOLE                 12,901      0    0
International Business       COM            459200101      234    1,098 SH       SOLE                  1,098      0    0
Johnson & Johnson Co         COM            478160104      642    7,876 SH       SOLE                  7,876      0    0
JP Morgan Chase              COM            4662H100      2333   49,164 SH       SOLE                 49,164      0    0
Legacy Reserves LP           INT LP INT     524707304     6771  245,175 SH       SOLE                245,175      0    0
Oracle Corp                  COM            68389X105    11228  347,296 SH       SOLE                347,296      0    0
Pepsico Inc                  COM            713448108    13911  175,846 SH       SOLE                175,846      0    0
Plains All American          COM            726503105    10341  183,100 SH       SOLE                183,100      0    0
Procter & Gamble Co          COM            742718109     9733  126,302 SH       SOLE                126,302      0    0
Qualcomm                     COM            747525103    10293  153,760 SH       SOLE                153,760      0    0
Republic Services In         COM            760759100    14375  435,616 SH       SOLE                435,616      0    0
Retail Oppty Ivenstm         COM            76131N101     7935  566,158 SH       SOLE                566,158      0    0
Schlumberger                 COM            806857108    14010  187,068 SH       SOLE                187,068      0    0
Tyco Electronic              SHS            H89128104     8724  208,070 SH       SOLE                208,070      0    0
Union Pacific Corp           COM            907818108     6030   42,343 SH       SOLE                 42,343      0    0
Wells Fargo & Co. Ne         COM            949746101    12257  331,366 SH       SOLE                331,366      0    0